Leases	12 Months Ended
Dec. 31, 2018
LEASES [Abstract]
LEASES

NOTE 17: LEASES

Chartered-out:

As of December 31, 2018, the future minimum revenue (charter-out rates are presented net of commissions, where applicable, and assume no off-hire days) expected to be earned on non-cancelable time charters, COA’s with minimum guaranteed volumes and contracts with minimum guaranteed throughput in the Company’s ports were as follows:

Amount
2019	$142,508
2020	98,515
2021	76,825
2022	69,867
2023	58,724
2024 and thereafter	669,615

Total minimum revenue, net of commissions	$1,116,054

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.

Chartered-in:

As of December 31, 2018, the Company has no future commitments, net of any commissions, under chartered-in vessels.

For the year ended December 31, 2018, charter hire expense for chartered-in pushboats and barges amounted to $114 ($1,564 in 2017 and $1,521 in 2016).

Office space:

The future minimum commitments under lease obligations for office space were as follows:

Amount
2019	$697
2020	631
2021	297
2022	107
2023	81

Total	$1,813

Rent expense for office space amounted to $702 for the year ended December 31, 2018 ($677 in 2017 and $720 in 2016). See also Note 2(aa).